Variable Interest Entities - Schedule of Assets and Liabilities of the Lessor VIE (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets [Abstract]
Cash, cash equivilents and restricted cash	$ 61,252	$ 66,130
Liabilities [Abstract]
Amounts due to related parties, current	1,137	451
Amounts due to related parties, non current	64,328	68,055
Variable Interest Entity, Primary Beneficiary [Member]
Assets [Abstract]
Cash, cash equivilents and restricted cash	32	796
Liabilities [Abstract]
Amounts due to related parties, current	291	451
Amounts due to related parties, non current	$ 64,483	$ 68,206